UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7614

        Nuveen Georgia Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/29/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Georgia Premium Income Municipal Fund (NPG)
	February 29, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.9% (1.2% of Total Investments)
$ 1,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$937,750
	Series 2002, 5.500%, 5/15/39

	Education and Civic Organizations – 18.0% (11.7% of Total Investments)
1,000	Athens-Clarke County Unified Government Development Authority, Georgia, Educational Facilities	12/12 at 100.00	AAA	1,041,360
	Revenue Bonds, UGAREF CCRC Building LLC Project, Series 2002, 5.000%, 12/15/16 – AMBAC Insured
2,000	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC	7/17 at 100.00	A1	1,796,440
	Project, Series 2007, 5.000%, 7/01/39
1,550	Bulloch County Development Authority, Georgia, Student Housing and Athletic Facility Lease	8/14 at 100.00	A1	1,517,512
	Revenue Bonds, Georgia Southern University, Series 2004, 5.250%, 8/01/21 – XLCA Insured
700	Carrollton Payroll Development Authority, Georgia, Student Housing Revenue Bonds, University	9/14 at 100.00	A2	668,675
	of West Georgia, Series 2004A, 5.000%, 9/01/21 – XLCA Insured
1,535	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science	5/14 at 100.00	AAA	1,656,618
	Building, Series 2004, 5.250%, 5/01/15 – MBIA Insured
1,180	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State	7/15 at 100.00	A2	1,082,980
	University, Compass Point LLC Project, Series 2005, 5.000%, 7/01/25 – XLCA Insured
1,500	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Center LLC, Series	12/15 at 100.00	A–	1,352,805
	2005A, 5.000%, 12/01/34 – XLCA Insured

9,465	Total Education and Civic Organizations			9,116,390

	Health Care – 25.2% (16.4% of Total Investments)
2,300	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Improvement Bonds,	7/11 at 101.00	BBB	2,203,193
	Memorial Health University Medical Center Inc., Series 2001A, 6.125%, 1/01/24
500	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical	1/17 at 100.00	AAA	462,030
	Center, Series 2007, 5.000%, 1/01/27 – MBIA Insured
2,000	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional	1/12 at 101.00	AAA	1,855,840
	Medical Center, Series 2002, 5.125%, 1/01/32 – MBIA Insured
900	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical	12/14 at 100.00	BBB	830,295
	Center, Series 2004, 5.250%, 12/01/22
3,000	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical	7/12 at 101.00	Aaa	2,811,090
	Center Project, Series 2002, 5.200%, 7/01/32 – MBIA Insured
1,090	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical	7/13 at 101.00	Aaa	1,086,196
	Center, Series 2003, 5.000%, 7/01/19 – MBIA Insured
1,060	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series	7/14 at 101.00	Aaa	1,042,213
	2004, 5.000%, 7/01/20 – MBIA Insured
900	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series	10/17 at 100.00	A2	827,028
	2007, 5.250%, 10/01/35
1,000	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System,	1/14 at 100.00	AA	963,210
	Series 2003, 5.250%, 7/01/23 – RAAI Insured
750	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/17 at 100.00	A+	670,005
	Medical Center, Series 2007, 5.000%, 10/01/33

13,500	Total Health Care			12,751,100

	Housing/Multifamily – 1.9% (1.2% of Total Investments)
1,000	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real	7/17 at 100.00	Aaa	963,220
	Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured

	Housing/Single Family – 1.6% (1.1% of Total Investments)
900	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.350%,	12/11 at 100.00	AAA	885,501
	12/01/22 (Alternative Minimum Tax)

	Industrials – 0.9% (0.7% of Total Investments)
500	Savannah Economic Development Authority, Georgia, Revenue Bonds, GTREP Project, Series 2002,	7/12 at 100.00	AAA	499,965
	5.000%, 7/01/22 – MBIA Insured

	Materials – 3.3% (2.1% of Total Investments)
750	Effingham County Industrial Development Authority, Georgia, Pollution Control Revenue	6/11 at 101.00	B2	676,658
	Refunding Bonds, Georgia-Pacific Project, Series 2001, 6.500%, 6/01/31
1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds,	2/11 at 101.00	BBB	992,210
	International Paper Company, Series 2001A, 6.250%, 2/01/25 (Alternative Minimum Tax)

1,750	Total Materials			1,668,868

	Tax Obligation/General – 16.9% (11.0% of Total Investments)
540	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue	7/17 at 100.00	AAA	477,322
	Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
	(Alternative Minimum Tax)
2,215	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – FSA Insured	1/17 at 100.00	AAA	2,176,370
100	Georgia State, General Obligation Bonds, Series 2007, 5.000%, 8/01/24	8/17 at 100.00	AAA	100,819
1,000	Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/16	8/12 at 100.00	AAA	1,059,760
1,000	Georgia, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	1,084,170
2,500	Paulding County School District, Georgia, General Obligation Bonds, Series 2007,	2/17 at 100.00	AA+	2,396,800
	5.000%, 2/01/33
800	Puerto Rico, General Obligation Bonds, Series 2004A, 5.250%, 7/01/22	7/14 at 100.00	BBB–	769,536
500	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%,	3/16 at 100.00	A3	471,270
	3/01/23 – XLCA Insured

8,655	Total Tax Obligation/General			8,536,047

	Tax Obligation/Limited – 30.0% (19.6% of Total Investments)
5,000	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park	12/15 at 100.00	AAA	4,821,850
	Improvement, Series 2005A, 5.000%, 12/01/30 – MBIA Insured
420	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007, 5.000%,	12/17 at 100.00	AAA	409,244
	12/01/23 – AGC Insured
2,000	Cobb-Marietta Coliseum and Exhibit Hall Authority, Cobb County, Georgia, Revenue Bonds,	1/14 at 100.00	AAA	2,019,020
	Performing Arts Center, Series 2004, 5.000%, 1/01/22
3,475	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series	10/19 at 100.00	AAA	3,593,984
	1993, 5.625%, 10/01/26 – MBIA Insured
2,600	Macon-Bibb County Urban Development Authority, Georgia, Revenue Refunding Bonds, Public	8/12 at 101.00	AA	2,802,150
	Facilities Projects, Series 2002A, 5.375%, 8/01/17
1,000	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds,	No Opt. Call	AAA	1,116,240
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured
500	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005B,	7/15 at 100.00	BBB–	443,250
	5.000%, 7/01/41

14,995	Total Tax Obligation/Limited			15,205,738

	Transportation – 4.4% (2.8% of Total Investments)
2,290	Atlanta, Georgia, Airport General Revenue Bonds, Series 2004G, 5.000%, 1/01/26 – FSA Insured	1/15 at 100.00	AAA	2,208,636

	U.S. Guaranteed – 23.5% (15.3% of Total Investments) (4)
735	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and Light	1/13 at 100.00	A3 (4)	795,674
	Commission Project, Series 2002, 5.250%, 1/01/18 (Pre-refunded 1/01/13) – FGIC Insured
3,165	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26	6/11 at 102.00	Aaa	3,420,194
	(Pre-refunded 6/01/11)
500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Series 2000, 5.125%, 10/01/31	10/10 at 101.00	AAA	531,600
	(Pre-refunded 10/01/10) – MBIA Insured
1,000	Fairburn, Georgia, Combined Utility Revenue Bonds, Series 2000, 5.750%, 10/01/20	10/10 at 101.00	A– (4)	1,077,890
	(Pre-refunded 10/01/10)
1,750	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/11 at 100.00	A– (4)	1,866,025
	Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31 (Pre-refunded 5/15/11)
	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fifth Crossover
	Series 1998Y:
85	6.400%, 1/01/09 (ETM)	No Opt. Call	A+ (4)	87,570
10	6.400%, 1/01/09 (ETM)	No Opt. Call	A+ (4)	10,302
25	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993Z,	1/17 at 100.00	A+ (4)	27,249
	5.500%, 1/01/20 (Pre-refunded 1/01/17) – FGIC Insured
3,750	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett	2/12 at 102.00	AAA	4,084,688
	Hospital System Inc. Project, Series 1997B, 5.300%, 9/01/27 (Pre-refunded 2/14/12) –
	MBIA Insured

11,020	Total U.S. Guaranteed			11,901,192

	Utilities – 11.5% (7.5% of Total Investments)
1,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A,	1/17 at 100.00	AAA	960,330
	5.000%, 1/01/25 – MBIA Insured
1,655	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fifth Crossover	No Opt. Call	A+	1,704,650
	Series 1998Y, 6.400%, 1/01/09
975	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993Z,	No Opt. Call	A+	1,050,933
	5.500%, 1/01/20 – FGIC Insured
1,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series	1/13 at 100.00	AAA	1,005,910
	2003A, 5.000%, 1/01/22 – MBIA Insured
1,200	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B,	7/17 at 100.00	BBB–	1,080,804
	5.000%, 7/01/31

5,830	Total Utilities			5,802,627

	Water and Sewer – 14.4% (9.4% of Total Investments)
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004:
1,225	5.000%, 11/01/24 – FSA Insured	11/14 at 100.00	AAA	1,208,561
500	5.000%, 11/01/37 – FSA Insured	11/14 at 100.00	AAA	472,660
335	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26	6/11 at 102.00	Aaa	336,802
	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
500	5.000%, 6/01/32	6/18 at 100.00	Aa3	476,340
150	5.000%, 6/01/37	6/18 at 100.00	Aa3	141,846
890	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds,	6/17 at 100.00	AAA	846,648
	Series 2007, 5.000%, 6/01/37 – MBIA Insured
750	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%,	4/17 at 100.00	AAA	715,710
	4/01/37 – FSA Insured
1,950	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 –	1/14 at 100.00	AA–	1,963,611
	FGIC Insured
1,000	Midgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%,	No Opt. Call	AAA	1,113,620
	12/01/21 – FSA Insured

7,300	Total Water and Sewer			7,275,798

$ 78,205	Total Investments (cost $79,593,697) – 153.5%			77,752,832

	Other Assets Less Liabilities – 1.4%			695,568

	Preferred Shares, at Liquidation Value – (54.9)% (5)			(27,800,000)

	Net Assets Applicable to Common Shares – 100%			$50,648,400

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments reflects the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of February 29, 2008. Subsequent to February 29, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for
CIFG-insured, FGIC-insured and XLCA-insured bonds. As of February 29, 2008, one or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (35.8)%.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund. At February 29, 2008, the cost of investments was $79,582,073.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2008, were as follows:

Gross unrealized:
Appreciation	$ 1,507,672
Depreciation	(3,336,913)

Net unrealized appreciation (depreciation) of investments	$ (1,829,241)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Georgia Premium Income Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 29, 2008